Other expenses (income) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other expenses (income)
Intellectual property	$ 16,154	$ 12,565	$ 12,864
ARO and related expenses	5,727	(1,741)	2,988
Loss on disposal of assets & lease modifications	7,136	135,455	0
Purchase of remaining SFD Technology and Rights (Note 8)	231,900	0	0
Total other expense	$ 260,917	$ 146,279	$ 15,852